Selling, General and Administrative Expenses	9 Months Ended
Sep. 30, 2022
Selling, General and Administrative Expenses.
Selling, General and Administrative Expenses

19. Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	For the Nine Months Ended September 30,
	2021	2022
Employee compensation	892,119	2,056,105
Marketing and promotional expenses	873,227	646,321
Rental and related expenses	214,967	452,943
Depreciation and amortization expenses	50,332	142,862
Travel expenses	42,280	72,156
Expected credit losses	3,566	15,373
Others	290,009	649,682
Total	2,366,500	4,035,442